Note 14 - Regulatory Matters (Details) - Capital Requirements - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Total capital (to risk weighted assets)
Capital	$ 104,047	$ 99,607
Capital to Risk Weighted Assets	18.20%	17.40%
Capital Required for Capital Adequacy		$ 45,765
Capital Required for Capital Adequacy to Risk Weighted Assets		8.00%
Capital Required to be Well Capitalized
Capital Required to be Well Capitalized to Risk Weighted Assets
Common equity Tier 1 capital (to risk weighted assets)
Common Equity Tier One Risk Based Capital	$ 88,899
Common Equity Tier One Risk Based Capital to Risk Weighted Assets	15.60%
Common Equity Tier One Risk Based Capital Required for Capital Adequacy
Common Equity Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets
Common Equity Tier One Risk Based Capital Required to be Well Capitalized
Common Equity Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets
Tier 1 capital (to risk weighted assets)
Tier One Risk Based Capital	$ 97,399	$ 92,442
Tier One Risk Based Capital to Risk Weighted Assets	17.10%	16.20%
Tier One Risk Based Capital Required for Capital Adequacy		$ 22,883
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets		4.00%
Tier One Risk Based Capital Required to be Well Capitalized
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets
Tier 1 capital (to average assets)
Tier One Leverage Capital	$ 97,399	$ 92,442
Tier One Leverage Capital to Average Assets	12.20%	11.80%
Tier One Leverage Capital Required for Capital Adequacy		$ 31,306
Tier One Leverage Capital Required for Capital Adequacy to Average Assets		4.00%
Tier One Leverage Capital Required to be Well Capitalized
Tier One Leverage Capital Required to be Well Capitalized to Average Assets
Bank [Member]
Total capital (to risk weighted assets)
Capital	$ 91,006	$ 87,670
Capital to Risk Weighted Assets	16.30%	15.60%
Capital Required for Capital Adequacy	$ 44,799	$ 44,935
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	$ 55,999	$ 56,169
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Common equity Tier 1 capital (to risk weighted assets)
Common Equity Tier One Risk Based Capital	$ 84,686
Common Equity Tier One Risk Based Capital to Risk Weighted Assets	15.10%
Common Equity Tier One Risk Based Capital Required for Capital Adequacy	$ 25,199
Common Equity Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.50%
Common Equity Tier One Risk Based Capital Required to be Well Capitalized	$ 36,399
Common Equity Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.50%
Tier 1 capital (to risk weighted assets)
Tier One Risk Based Capital	$ 84,686	$ 80,637
Tier One Risk Based Capital to Risk Weighted Assets	15.10%	14.40%
Tier One Risk Based Capital Required for Capital Adequacy	$ 33,599	$ 22,468
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	6.00%	4.00%
Tier One Risk Based Capital Required to be Well Capitalized	$ 44,799	$ 33,701
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	8.00%	6.00%
Tier 1 capital (to average assets)
Tier One Leverage Capital	$ 84,686	$ 80,637
Tier One Leverage Capital to Average Assets	10.80%	10.50%
Tier One Leverage Capital Required for Capital Adequacy	$ 31,280	$ 30,702
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 39,100	$ 38,377
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%